SUBSEQUENT EVENTS (Details Narrative)	May 24, 2023 USD ($)	May 24, 2023 CNY (¥)	May 08, 2023 USD ($)	May 08, 2023 CNY (¥)	May 08, 2023 CNY (¥)
Subsequent Event [Line Items]
Prepaid refundable deposit			$ 160,000		¥ 1,100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Manufacturing contract price			$ 2,000	¥ 13,800
Total fee	$ 52,000	¥ 360,000